Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax	The following tables summarize those reclassification adjustments (net of taxes) for the periods indicated:

	Year Ended December 31, 2020
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2019	$141.5	$9.8	$151.3
Change in accumulated other comprehensive income before reclassifications	36.2	0.9	37.1
Amounts reclassified from accumulated other comprehensive income	(1.7)	—	(1.7)
Net current-period other comprehensive income	34.5	0.9	35.4
Balance at December 31, 2020	$176.0	$10.7	$186.7

	Year Ended December 31, 2019
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2018	$73.5	$8.8	$82.3
Change in accumulated other comprehensive income before reclassifications	71.0	1.0	72.0
Amounts reclassified from accumulated other comprehensive income	(3.0)	—	(3.0)
Net current-period other comprehensive income	68.0	1.0	69.0
Balance at December 31, 2019	$141.5	$9.8	$151.3

	Year Ended December 31, 2018
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2017	$119.0	$9.2	$128.2
Change in accumulated other comprehensive income before reclassifications	(58.2)	(2.4)	(60.6)
Amounts reclassified from accumulated other comprehensive income	(3.9)	—	(3.9)
Net current-period other comprehensive income	(62.1)	(2.4)	(64.5)
Cumulative effect of change in accounting principles (1)	16.6	2.0	18.6
Balance at December 31, 2018	$73.5	$8.8	$82.3
(1) See Note 2 - Summary of Significant Accounting Policies for additional information.

Summary of the Reclassifications Out of Accumulated Other Comprehensive Income
The following tables summarize the reclassifications out of accumulated other comprehensive income:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2020	2019	2018
Unrealized gains on securities	$(2.2)	$(3.8)	$(4.9)	Net realized gains on investments, excluding other-than-temporary impairment losses
Tax effect	0.5	0.8	1.0	Provision for income taxes
Total reclassifications for the period	$(1.7)	$(3.0)	$(3.9)	Net of tax